Cover	Dec. 16, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	001-40248
Entity Registrant Name	AF ACQUISITION CORP.
Entity Central Index Key	0001841661
Entity Tax Identification Number	86-1456857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	241 Bradley Place – Suite C
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	(561)
Local Phone Number	838-9494
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	AFAQU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AFAQ
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	AFAQW
Security Exchange Name	NASDAQ